Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 2,029	$ 1,948
Loans and Leases Receivable, Related Parties, Additions	442	426
Loans and Leases Receivable, Related Parties, Collections	(755)	(345)
Balance at end of year, loans receivable, related parties	1,716	2,029
Related Party Deposit Liabilities	$ 2,300	$ 2,000